Trade and Other Receivables - Summary of Loss Allowance and Impairment Losses (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Trade and Other Receivables [Line Items]
Write-off reversal of impairment charge	$ 342